650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

April 23, 2014

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Maryse Mills-Apenteng David Edgar Patrick Gilmore Luna Bloom

Re:	Xactly Corporation Draft Registration Statement on Form S-1 Submitted March 13, 2014 CIK No. 1322554

Ladies and Gentlemen:

On behalf of our client, Xactly Corporation (“Xactly” or the “Company”), we are responding to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated April 9, 2014 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”). In response to the comments set forth in the Comment Letter, Xactly has revised the Registration Statement and is concurrently submitting via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we have included both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on March 13, 2014. Please note that the revised Registration Statement now includes the Company’s audited financial statements and related disclosure updates for the fiscal year ended January 31, 2014.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of the revised draft of the Registration Statement, as applicable.

AUSTIN        BEIJING        BRUSSELS         GEORGETOWN, DE        HONG KONG        LOS ANGELES        NEW YORK

PALO ALTO        SAN DIEGO        SAN FRANCISCO        SEATTLE        SHANGHAI        WASHINGTON, DC

Securities and Exchange Commission

April 23, 2014

General

1.	We will process your filing without price ranges. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the filing when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented upon.

The Company acknowledges the Staff’s comment and confirms that the Company will update the Registration Statement with the required information in a subsequent amendment, including but not limited to the price range, as soon as such information is available and with sufficient time for the Staff to process the filing.

2.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of such materials, we may have further comments. For guidance, refer to our Securities Act Forms Compliance and Disclosure Interpretation 101.02.

The Company acknowledges the Staff’s comment and supplementally advises the Staff that it will promptly provide any additional graphical materials or artwork the Company intends to use in its prospectus when available. The Company acknowledges that upon review of these materials the Staff may have further comments.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company advises the Staff that the slide presentation the Company has used in certain presentations made by the Company’s senior managers to qualified institutional buyers and accredited institutional investors in reliance on Section 5(d) of the Securities Act is being provided supplementally to the Staff under separate cover. In addition, the Company advises the Staff that at this time no broker or dealer that is participating or will participate in the offering has published or distributed any research reports about the Company in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act. To the extent any broker or dealer that is participating or will participate in the offering publishes or distributes any research reports about the Company in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act, the Company will supplementally provide the Staff with copies of all such research reports.

Securities and Exchange Commission

April 23, 2014

4.	With respect to each third-party statement in your prospectus—such as the August 2013 Aon Hewitt research study and the IDC report referenced in your Summary, as well as the information from third parties cited in your business section—please provide us with the relevant portions of the industry research reports and publications you cite. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the referenced information, and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether any or all of the reports or other publications were prepared for you.

In response to the Staff’s comment, the Company is supplementally providing the Staff with the relevant portions of the industry research reports and publications from Aon Hewitt, IDC, Harvard Business Review, CSO Insights and Gartner as cited in the Registration Statement. To expedite the Staff’s review, the Company has marked the industry research reports and publications so that the Staff can readily locate and review the cited information. The Company supplementally advises that none of the cited industry research reports and publications were prepared for the Company nor prepared in anticipation of or in connection with the offering contemplated by the Registration Statement.

5.	Please supplementally provide us with support for the following assertions. To the extent any such assertions are management’s belief, please clarify.

•	“Xactly is a leading provider of enterprise-class, cloud-based, incentive compensation solutions for employee and sales performance management.”

•	“We were the first 100% cloud-based provider in our market and we achieved our leadership position through domain expertise and innovative technology, including our scalable, multi-tenant cloud platform.”

•	“Variable pay programs will likely continue to be the primary way employers differentiate rewards in the future.”

•	You maintain a “thought leadership” position in incentives and employee performance.

The Company supplementally advises the Staff that it believes it is a leading provider of enterprise-class, cloud-based, incentive compensation solutions for employee and sales performance management, given the Company’s position in the Leaders Quadrant of the Magic Quadrant for Sales Performance Management, according to a September 2013 report by Gartner, Inc., which is referred to on page 38 of the Registration Statement.

Securities and Exchange Commission

April 23, 2014

The Company supplementally advises the Staff that in response to the Staff’s comment, the Company has revised the disclosure on pages 1, 47 and 72 to clarify that the Company believes it was the first 100% cloud-based, multi-tenant provider focusing solely on the incentive compensation and employee and sales performance management market. The Company’s first commercially available solution, Xactly Incent, was released in 2005. All of the Company’s product offerings have always been 100% cloud-based. In contrast, other companies focusing solely on the incentive compensation and employee and sales performance management market, of which the Company is aware, after a review of public filings and other publicly available information, did not provide cloud-based solutions until after 2005 or provided cloud-based solutions in conjunction with on-premise solutions.

The Company supplementally advises the Staff that, based on an August 2013 research study by Aon Hewitt, it believes variable pay programs will likely continue to be the primary way employers differentiate rewards in the future. In response to the Staff’s comment, the Company has also revised its disclosure on pages 1 and 72 of the Registration Statement to reflect that Aon Hewitt is the source of this statement.

The Company also believes it maintains a thought leadership position in incentives and employee performance, and it has achieved its leadership position through domain expertise and innovative technology. The Company supplementally advises the Staff that it believes this leadership position is demonstrated by its success to date in selling its incentive compensation solutions. In addition, the Company has been recognized among industry reports and the press for its leadership position. For example, in a July 2012 report by Ventana Research evaluating vendors that offer products addressing key elements of sales performance management, the Company was recognized as the top vendor in terms of usability of the product and adaptability of the product. Moreover, in August 2013 the Company was named a winner in the 2013 Ventana Research Technology Innovation Awards, which recognize technology vendors who have introduced innovations in technology, analytics and information to advance business. Furthermore, in August 2013 the Company was named, for the fifth consecutive year, the Incentive Management Market Leader in the 2013 CRM Market Awards, which recognize top vendors based on revenue, company growth, market share, customer wins, reputation for customer satisfaction, depth of product functionality and company direction.

In response to the Staff’s comment, the Company is supplementally providing the Staff with third-party support for each of the bulleted statements above. To expedite the Staff’s review, the Company has marked such supplementally provided third-party support so that the Staff can readily locate and review the cited information.

Securities and Exchange Commission

April 23, 2014

Industry and market data, page 38

6.	You state that certain information contained in the prospectus was obtained or derived from third parties and that investors should not “give undue weight” to any estimates contained therein. Please revise the third sentence to eliminate any implication that investors are not entitled to rely on the information included in your registration statement.

The Company advises the Staff that in response to the Staff’s comment, the Company has revised page 38 of the Registration Statement to delete the statement regarding placing undue weight on the information from the industry publications included in the Registration Statement.

7.	Your statement that the data and information obtained from Gartner “are not representations of fact” appears to suggest that investors should not rely on this information. To the extent that you have included estimates and quantitative data by Gartner to support your statements regarding the industry, business, and potential market, investors should be able to rely on this information. Please revise to remove any implication that investors should not rely on this information as factual.

The Company advises the Staff that the Company has revised the disclosure on page 38 of the Registration Statement to address the Staff’s comment.

Management’s discussion and analysis of financial condition and results of operations

Overview, page 47

8.	Please tell us what consideration you gave to expanding this section to provide greater insight into known material trends and uncertainties that have, or are reasonably likely to have, a material impact on your revenues or business operations. Further, consider describing here the key opportunities and challenges you face and how management plans to address these issues. As an example, consider expanding your overview to discuss management’s views as to the most material elements of your growth strategy, such as your plans to enhance your existing offerings and develop new solutions, or to expand internationally. Your discussion of trends, challenges, and uncertainties should provide insight into the extent to which reported financial information is indicative of future results. Refer to SEC Release 33-8350 for additional guidance.

Securities and Exchange Commission

April 23, 2014

In response to the Staff’s comments, the Company has revised its disclosure on page 48 of the Registration Statement. The Company notes that in the process of preparing the Registration Statement the Company discussed its trends in general and was focused on the primary driver of operating performance: that growth would depend on the Company selling more solutions and a stable or robust economy, and that a general economic downturn that leads to less hiring or a reduction in hiring or spending by companies would negatively impact the Company. In addition, the Company notes that trend analysis is also included in the discussion of the key components of the Company’s results of operations, such as with respect to operating expenses on page 50 of the Registration Statement, and the key elements of the Company’s growth strategy are discussed on pages 76 and 77 of the Registration Statement.

Key business metrics, page 48

9.	We note that your statement that your “growth to date has been a function of growth in new customers, new subscribers at current customers and sales of additional modules to current customers.” Please expand your disclosure to explain how the number of subscriber accounts purchased by a customer impacts the subscription costs and provide a similar discussion with respect to the number of modules purchased. In addition, please tell us how you considered providing disaggregated disclosure with respect to the increase in the number of subscribers that is attributable to new customers and to subscribers added to current customers, or tell us why this information would not be meaningful to investors.

As described on page 47 of the Registration Statement, the Company’s subscription solution is composed of many different elements. While all customers contractually commit to purchase a fixed number of subscriptions for a fixed period of time, customers may, at any time, purchase additional subscriptions and/or modules, which increases the subscription cost to such customers. Although the Company’s revenue accounting system is not able to distinguish between revenue contributed from new customers during a period as compared to those contributed from existing customers, the Company is able to estimate the implied monthly recurring subscription revenue for new customers in a given period, which allows the Company to explain the relative importance of the change in revenue attributable to new customers. In addition, for existing customers, the Company’s revenue accounting system is unable to distinguish between revenue derived from increased subscribers versus revenue derived from increased modules.

The Company has customers that range from small, emerging companies to large companies with over 4,000 employees, as noted on pages 47 and 48 of the Registration Statement. Whether additional subscribers were added through the addition of new customers or existing customers may not correlate to changes in revenue or potential revenue in any given period because the contract term, combination of solutions and number of subscriptions that a customer purchases are variable. The Company believes that the total number of subscribers and the revenue retention rate metrics disclosed on page 49 of the Registration Statement are indicative measures of the Company’s growth.

Securities and Exchange Commission

April 23, 2014

10.	As noted in the comment above, it appears from your disclosure that you consider the sale of modules a key measure of your growth. Please tell us what consideration you gave to including information on the average number of modules purchased for the periods covered.

The Company believes that the revenue retention rate that it discloses provides more meaningful information to investors than the sale of modules. The Company does not track the revenue that is attributable to the sale of modules alone, as the number of modules a customer purchases is only one of several factors that impacts the subscription revenue derived from such customer. As a result, the increase or decrease in the sale of modules may not correlate to the changes in revenue or potential revenue in that period or future periods. The Company does not consider the sale of modules to be a key measure of growth. However, the Company believes that modules make the Company’s products more attractive to customers and the more compelling its products are, the more likely that customers will renew their contracts with the Company.

Contractual obligations, page 63

11.	Please revise to include estimated interest payments either in the table or a footnote, and describe the significant assumptions used in your estimates. Refer to Section IV.A of SEC Release 33-8350 and note 46 thereto.

The Company advises the Staff that the Company has revised the disclosure on page 63 of the Registration Statement to address the Staff’s comment.

Critical accounting policies, page 67

12.	We note from disclosure on page F-13 that you perform a two-step impairment test annually in the fourth quarter and that you have recorded no impairment charges in the periods presented. Please tell us your consideration for including the evaluation of impairment for goodwill as critical accounting policy. If you believe it should be included, revise to disclose the following with regard to your most recent goodwill impairment test:

•	The percentage by which fair value of your reporting unit exceeded its carrying value;

•	A description of the methods and key assumptions used and how the key assumptions were determined;

Securities and Exchange Commission

April 23, 2014

•	A discussion of the degree of uncertainty associated with the key assumptions; and

•	A description of potential events and/or changes in circumstances that could reasonably be expected to negatively affect the key assumptions.

Alternatively, if you believe that your reporting unit is not at risk of failing step one of the test, disclose this assertion in the filing.

The Company advises the Staff that the Company does not believe its reporting unit is at risk of failing step one of the goodwill impairment test. Specifically, the Company notes that although the carrying value of its reporting unit was negative as of January 31, 2013 and 2014, the Company did not believe it was necessary to perform the second step of the goodwill impairment test because it did not believe it was more likely than not (that is, a likelihood of more than 50 percent) that a goodwill impairment existed after considering certain qualitative factors as permitted in Accounting Standards Codification (ASC) 350-20-35-8A. Specifically, the Company notes that historically the Company’s reporting unit fair value has been significantly in excess of its carrying value and that the fair value of its reporting unit has increased in each of the three years ended January 31, 2014. Therefore, the Company believes that the lack of subjectivity and complexity of the impairment analysis does not warrant the inclusion of valuation of goodwill as a critical accounting policy. The Company further advises the Staff that the Company has revised the disclosure on page F-13 to more clearly indicate the specific analysis that was performed at each of the last two annual impairment test dates for which the carrying value of its reporting unit was negative.

Stock-based compensation, page 68

13.	We note your disclosure of the objective and subjective factors you consider in determining the fair value of your common stock. Please revise to disclose the specific methods used in your valuations and the nature of the material assumptions involved. For example, disclose whether you use the market approach, the income approach, or a blend of these approaches and the nature of the material assumptions under the method(s) used. Additionally, revise to disclose the extent to which any significant estimates or assumptions are considered highly complex and subjective.

The Company advises the Staff that the Company has revised the disclosure on pages 69 and 70 of the Registration Statement to address the Staff’s comment.

Securities and Exchange Commission

April 23, 2014

14.	For any options granted or other share-based issuances subsequent to the most recent balance sheet date presented in the registration statement, if material, please revise your disclosure to include the expected impact the additional grants will have on your financial statements.

The Company supplementally advises the Staff that between February 1, 2014 and the date of this registration statement, it has granted 604,238 stock options with a weighted-average exercise price per share of $1.85. The Company does not believe that these grants will have a material impact on its financial statements based on the estimated option grant date fair value amortized over the future vesting period of four years.

Business

Overview, page 72

15.	We note your disclosure here and in the Summary that “customers can use the insights from our master data set” to benchmark and design incentive compensation plans. We also note that you have not yet launched your Xactly Insights product, which will provide customers with access to such data. Please tell us, and revise your disclosure as necessary to clarify, whether your customers currently have access to information derived from your master data set, whether you charge for such access, and whether any revenue derived from this offering is meaningful.

The Company advises the Staff that the Company currently provides customers with information and insights derived from its aggregated and anonymized master data set through professional services engagements only, for which the Company charges a fee. The Company’s professional services team provides relevant analysis for those customers that take advantage of this service. The revenue derived from these professional services has not been significant to date. As noted on page 78 of the Registration Statement, the Xactly Insights solution is expected to be available in late 2014 and will provide customers with scorecards giving access to information from this aggregated and anonymized master data set. In response to the Staff’s comments, the Company has revised its disclosure on pages 1, 4, 72 and 75 of the Registration Statement to delete references to its data set-driven professional services engagements. Since the revenue derived from these engagements has not been significant to date, the Company does not believe that the disclosure the Company is deleting is material to investors.

16.	Please consider providing a breakdown of both subscription and professional services revenues in the last paragraph of this section, including the percentage of revenue attributable to each of these revenue streams.

In response to the Staff’s comments, the Company has revised its disclosure on page 73 of the Registration Statement.

Securities and Exchange Commission

April 23, 2014

Where you can find more information, page 125

17.	You indicate that statements in the prospectus “concerning the contents of any contract or any other document [are] not necessarily complete” and that “[e]ach statement in this prospectus relating to a contract or document filed as an exhibit is qualified in all respects by the filed exhibit.” Your descriptions of material contracts should include the material contract terms. Please revise your disclosure here to avoid suggesting that the information you provided with respect to descriptions of contracts and other documents in the prospectus may be incomplete.

The Company has revised page 125 of the Registration Statement in accordance with the Staff’s comment. The Company supplementally advises the Staff that it believes all agreements discussed in the disclosure are described in a materially complete manner.

Exhibits

18.	It appears from your risk factor disclosure on page 19 and disclosures elsewhere that you are dependent on your third-party managed data centers to deliver your services. Please tell us what consideration you gave to filing the agreements that govern your arrangements with your third-party managed data centers in Virginia and in California. See Item 601(b)(10) of Regulation S-K.

The Company supplementally advises the Staff that it has agreements with a third-party data center provider. The Company believes that the agreements with the third-party provider are not material contracts under Item 601(b)(10)(ii)(B) of Regulation S-K because the agreements are contracts that ordinarily accompany the kind of business conducted by the Company and the Company is not substantially dependent on these agreements, and the agreements are not otherwise required to be filed under Item 601(b)(10) of Regulation S-K.

The Company has two data center facilities that host the Company’s solutions. In regards to these data center facilities, the Company advises the Staff that it believes that there are a number of alternate third-party providers that can host the Company’s solutions with services that are substantially similar to those it receives from its current third-party provider and that the Company could contract with such alternate providers without a substantial disruption or cost to the Company’s business. For these reasons, the Company believes that the data center agreements that the Company has entered into with a third-party provider are not required to be filed as exhibits to the Registration Statement because they are not material agreements pursuant to Item 601(b)(10) of Regulation S-K.

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Securities and Exchange Commission

April 23, 2014

Please direct any questions with respect to this confidential submission to me at (650) 493-9300 or mcoke@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Michael E. Coke

Michael E. Coke

cc:	Christopher W. Cabrera, Xactly Corporation
Joseph C. Consul, Xactly Corporation
Colleen M. Pouliot, Xactly Corporation
Donna M. Petkanics, Wilson Sonsini Goodrich & Rosati, P.C.
Alan F. Denenberg, Davis Polk & Wardwell LLP